Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 8,765,803
GAS I [member]
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust	GAS I
Maturity Date	Dec. 31, 2021
GAS II [member]
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust	GAS II
Maturity Date	Dec. 31, 2022
MILA III [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust	MILA III
Maturity Date	Dec. 31, 2021
MILA IV [member]
Disclosure of trust activities [line items]
Date of Contract	Jan. 09, 2011
Trust	MILA IV
Maturity Date	Dec. 31, 2021
MILA XVIII [member]
Disclosure of trust activities [line items]
Date of Contract	Jun. 12, 2017
Trust	MILA XVIII
Maturity Date	Jan. 31, 2024
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | GAS I [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 133,278
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | GAS II [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	8,614,193
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MILA III [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	17,118
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MILA IV [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	295
Financial trust contract [member] | Financial guarantee contracts [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MILA XVIII [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 919